Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2015 - 26.5%). The differences are as follows:

	2016	2015
Expected income tax expense at Canadian statutory rate	$34,317	$34,516
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(11,363)	(5,943)
Non-controlling interests share of income	13,973	12,511
Allowance for equity funds used during construction	(1,100)	(935)
Capital gain rate differential	(3,612)	(961)
Non-deductible acquisition costs	1,996	365
Change in valuation allowance	2,841	109
Recognition of deferred credit	—	(2,448)
Adjustment relating to prior periods	(711)	2,431
CRA Settlement	—	2,709
Other	795	1,359
Income tax expense	$37,136	$43,713

Income (Loss) Before Taxes
For the years ended December 31, 2016 and 2015, earnings from continuing operations before income taxes consist of the following:

	2016	2015
Canadian operations	$29	$28,481
U.S. operations	129,481	101,768
	$129,510	$130,249

Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2016
Canada	$7,533	$(10,501)	$(2,968)
United States	928	39,176	40,104
	$8,461	$28,675	$37,136
Year ended December 31, 2015
Canada	$5,272	$1,959	$7,231
United States	2,038	34,444	36,482
	$7,310	$36,403	$43,713

Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2016 and 2015 are presented below:

	2016	2015
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$458,508	$399,754
Pension and OPEB	57,751	57,969
Acquisition-related costs	4,773	6,035
Environmental obligation	25,683	28,230
Reserves and other non-deductible costs	11,390	2,503
Regulatory liabilities	76,315	68,166
Other	15,302	5,404
Total deferred income tax assets	649,722	568,061
Less valuation allowance	(21,656)	(17,478)
Total deferred tax assets	628,066	550,583
Deferred tax liabilities:
Property, plant and equipment	(562,124)	(444,385)
Intangible assets	(9,197)	(2,760)
Outside basis in partnership	(187,717)	(164,692)
Regulatory accounts	(108,506)	(96,436)
Financial derivatives	(17,649)	—
Other	(1,007)	—
Total deferred tax liabilities	(886,200)	(708,273)
Net deferred tax liabilities	$(258,134)	$(157,690)
Consolidated Balance Sheets Classification:
Deferred tax assets	$30,005	$18,109
Deferred tax liabilities	(288,139)	$(175,799)
Net deferred tax liabilities	$(258,134)	$(157,690)

Non Capital Losses Carry Forwards
As of December 31, 2016, the Company had non-capital losses carried forward available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2020 and onwards	$1,116,631